VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES ("VIE")
Schedule of financial information about consolidated VIEs which are included in the balance sheet and statement of operations

	As of				As of
	December 31, 2023				December 31, 2022
			Ohio
	NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Total
Current assets	(351)	$10,616	(2,257)	8,008	$5,248	$10,751	15,999
Non-current assets	1,077	13,210	6,441	20,728	6,582	14,634	21,216
Total assets	$726	$23,826	$4,184	$28,736	$11,830	$25,385	$37,215

Current liabilities	$604	$18,962	$1,647	$21,213	$1,033	$14,092	$15,125
Non-current liabilities	383	1,280	3,369	5,032	898	1,952	2,850
Total liabilities	987	20,242	5,016	26,245	1,931	16,044	17,975

Noncontrolling interest	796	(10,158)	(1,764)	(11,126)	7,528	(5,528)	2,000
Equity (deficit) attributable to Ayr Wellness Inc.	(1,057)	13,742	932	13,617	2,371	14,869	17,240
Total liabilities and equity	$726	$23,826	$4,184	$28,736	$11,830	$25,385	$37,215

	Year Ended				Year Ended
	December 31, 2023				December 31, 2022
			Ohio
	TH/NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Total
Revenues, net of discounts	$—	$3,170	$462	$3,632	$1,851	$—	$1,851
Net loss attributable to noncontrolling interest	(673)	(4,630)	(1,764)	(7,067)	(4,491)	(5,528)	(10,019)
Net loss attributable to Ayr Wellness Inc.	—	(1,275)	—	(1,275)	—	—	—
Net loss	$(673)	$(5,905)	$(1,764)	$(8,342)	$(4,491)	$(5,528)	$(10,019)

			Ohio
	TH/NVG	Parma	Dispensaries	Total
Noncontrolling interest at January 1, 2022	$—	$—	$—	$—
Total purchase consideration	16,868	—	—	16,868
Working capital adjustment presented as consideration payable	(4,849)	—	—	(4,849)
Net loss during the period	(4,491)	(5,528)	—	(10,019)
Noncontrolling interest at December 31, 2022	$7,528	$(5,528)	—	$2,000
Acquisition of Tahoe Hydro	(6,059)	—	—	(6,059)
Net loss during the period	(673)	(4,630)	(1,764)	(7,067)
Noncontrolling interest at December 31, 2023	$796	$(10,158)	$(1,764)	$(11,126)